Equity - Additional Information (Detail) - CLP ($)		12 Months Ended
	Mar. 24, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2019
Disclosure of equity [line items]
Issuance of paid shares			461,111,111,111
Proceeds from issue of ordinary shares			$ 825,305,000,000
Share price offered			$ 1.80
Equity		$ 2,687,951,000,000	$ 2,688,131,000,000	$ 1,862,826,000,000
Number of share outstanding		973,517,871,202	973,517,871,202	512,406,760,091				512,406,760,091
Percentage of dividend on profit	30.00%	30.00%	30.00%
Percentage of actual dividends on profit			30.00%
Distribution of dividends	$ 83,341,869,534		$ 83,342,000,000
Equity		$ 3,317,789,000,000	3,325,221,000,000	$ 2,383,335,000,000	$ 3,411,407,000,000	$ 2,381,855,000,000	$ 3,326,338,000,000	$ 3,326,338,000,000
Retained earnings from prior years		(190,068,000,000)	(273,410,000,000)	0
Ita Corpbanca Chile [member]
Disclosure of equity [line items]
Equity				744,838,000,000
Other equity interest [member]
Disclosure of equity [line items]
Equity		227,839,000,000	467,279,000,000	744,838,000,000	$ 467,279,000,000	$ 423,118,000,000	744,838,000,000	744,838,000,000
Revaluation surplus [member]
Disclosure of equity [line items]
Equity		$ 227,839,000,000	$ 467,279,000,000	451,011,000,000			$ 451,011,000,000	$ 451,011,000,000
Reserves were absorbed by the loss recognized				$ 423,118,000,000